Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 13,824,313	$ 20,061,212
Cost of revenue	6,642,323	5,600,112
Gross profit	7,181,990	14,461,100
Operating Expenses
General and administrative expenses	1,832,855	2,166,293
Selling expenses	1,828,201	1,862,762
Total operating expenses	3,661,056	4,029,055
Income from operations	3,520,934	10,432,045
Other (expenses) income
Interest income	2,556	32,517
Interest expenses	(3,474)	(3,030)
Gain on disposal of property, plant and equipment	226,077
Other income (expenses), net	246,407	(76,977)
Total other expenses, net	471,566	(47,490)
Profit before Income Tax	3,992,500	10,384,555
Income tax expense	(1,448,480)	(2,969,337)
Net Income	2,544,020	7,415,218
Other comprehensive income
Net income	2,544,020	7,415,218
Foreign currency translation	696,040	1,780,031
Comprehensive income	$ 3,240,060	$ 9,195,249
Earnings per share (in Dollars per share)	$ 0.05	$ 0.15
Weighted average number of ordinary shares (in Shares)	51,687,671	50,000,000